Basis of preparation of the financial statements (Details Narrative) - BRL (R$)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Jul. 30, 2020
Disclosure of financial liabilities [line items]
Revolving credit facility	R$ 5,200,000
Revolving credit facility, expiration date	2023
Braskem holanda member
Disclosure of financial liabilities [line items]
Bonds issued			R$ 3,200,000
Braskem holanda member | Top of range [member]
Disclosure of financial liabilities [line items]
Amount of investment		R$ 3,900,000
Braskem holanda member | Bottom of range [member]
Disclosure of financial liabilities [line items]
Amount of investment		2,800,000
Braskem holanda member | United States of America, Dollars
Disclosure of financial liabilities [line items]
Bonds issued			R$ 60,000,000
Braskem holanda member | United States of America, Dollars | Bottom of range [member]
Disclosure of financial liabilities [line items]
Amount of investment		R$ 555,000,000